Depreciation, amortization and impairment of assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Depreciation, amortization and impairment of assets
12.	Depreciation, amortization and impairment of assets
The following table provides a breakdown for depreciation, amortization and impairment of assets:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Depreciation and amortization	(154,195)	(166,205)	(168,210)
Of which:
Right-of-use assets	(105,779)	(108,510)	(110,166)
Property, plant and equipment and investment property	(37,919)	(46,280)	(45,773)
Intangible assets with a finite useful life	(10,497)	(11,415)	(12,271)
Impairment	(9,172)	(19,725)	(8,858)
Of which:
Right-of-use assets	(6,486)	(15,716)	(7,980)
Property, plant and equipment	(2,647)	(4,011)	(817)
Intangible assets	(39)	2	(61)

Total depreciation, amortization and impairment of assets	(163,367)	(185,930)	(177,068)
The impairment of
right-of-use
assets and property, plant and equipment primarily relates to the impairment of directly operated stores that are part of the Zegna Segment. Impairments of right-of-use
assets and property, plant and equipment for the year ended December 31, 2020 include the effects of the
COVID-19
pandemic on the Group’s operations and primarily to stores in Hong Kong that are part of the Zegna Segment, due to ongoing developments in the area that could affect future cash flow generation.